Bank Borrowings (Details) - Schedule of Bank Loan	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Bank Loan [Line Items]
Carrying value	$ 30,753,400		$ 84,337,485
Within 1 year	3,937,242		10,797,409
2024			83,962,426
2025
2026	30,753,400
2027			375,059
2028
HKD [Member]
Schedule of Bank Loan [Line Items]
Carrying value	30,753,400		83,962,426
Within 1 year	3,937,242		10,749,392
2024			83,962,426
2025
2026	30,753,400
2027
2028
GBP [Member]
Schedule of Bank Loan [Line Items]
Carrying value			375,059
Within 1 year			48,017
2024
2025
2026
2027			$ 375,059
2028